Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class 1
Shareholder Report [Line Items]
Fund Name	ClearBridge Small Cap Growth Fund
Class Name	Class 1
Trading Symbol	LMPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1	$100	0.92%
[1]
Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class 1 shares of ClearBridge Small Cap Growth Fund returned 16.74%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 18.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Bloom Energy, in the industrials sector, is a provider of alternative energy products including solid oxide fuel cells. The stock surged on enthusiasm for its role as an alternative power source for artificial intelligence (AI) data centers and a strategic agreement with Oracle to power one of its data centers.

↑
Rigetti Computing, in the IT sector, provides exposure to the emerging quantum computing space, supported by a solid balance sheet and leading technical approaches, offering a prudent way to gain access to potential winners in the sector. The stock rose amidst enthusiasm for quantum computing’s potential roadmap and commercialization, along with early contract wins.

↑
Caris Life Sciences, in the health care sector, develops and commercializes solutions to transform healthcare using molecular information, and machine learning algorithms. The company saw its stock rise after reporting strong revenue growth, expanding margins, and raising full-year guidance, supported by solid reimbursement trends.

Top detractors from performance:
↓
Vaxcyte, in the health care sector, is a clinical-stage vaccine innovation company, which develops conjugate and novel protein vaccines to prevent or treat bacterial infectious diseases. The stock price came under pressure following negative clinical trial outcome and lack of near-term catalysts.

↓
Biohaven, in the health care sector, discovers, develops, and commercializes therapies for immunology, neuroscience, and oncology. The stock declined after key setbacks in several of its clinical trials and around the regulatory approval path for its first potential commercial product, exacerbated by growing concerns about its cash-runway and need to raise equity.

↓
Viking Therapeutics, in the health care sector, is a clinical-stage biopharmaceutical company focusing on novel therapies for metabolic and endocrine disorders. Reduced exposure due to lack of near-term catalysts and slightly disappointing clinical data has limited upside momentum with future catalysts further out.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class 1	16.74	4.66	10.09
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Growth Index	18.81	8.94	9.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,272,467,949
Holdings Count | $ / shares	85
Advisory Fees Paid, Amount	$ 19,095,313
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,272,467,949
Total Number of Portfolio Holdings	85
Total Management Fee Paid	$19,095,313
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Small Cap Growth Fund
Class Name	Class A
Trading Symbol	SASMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$129	1.19%
[3]
Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of ClearBridge Small Cap Growth Fund returned 16.39%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 18.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Bloom Energy, in the industrials sector, is a provider of alternative energy products including solid oxide fuel cells. The stock surged on enthusiasm for its role as an alternative power source for artificial intelligence (AI) data centers and a strategic agreement with Oracle to power one of its data centers.

↑
Rigetti Computing, in the IT sector, provides exposure to the emerging quantum computing space, supported by a solid balance sheet and leading technical approaches, offering a prudent way to gain access to potential winners in the sector. The stock rose amidst enthusiasm for quantum computing’s potential roadmap and commercialization, along with early contract wins.

↑
Caris Life Sciences, in the health care sector, develops and commercializes solutions to transform healthcare using molecular information, and machine learning algorithms. The company saw its stock rise after reporting strong revenue growth, expanding margins, and raising full-year guidance, supported by solid reimbursement trends.

Top detractors from performance:
↓
Vaxcyte, in the health care sector, is a clinical-stage vaccine innovation company, which develops conjugate and novel protein vaccines to prevent or treat bacterial infectious diseases. The stock price came under pressure following negative clinical trial outcome and lack of near-term catalysts.

↓
Biohaven, in the health care sector, discovers, develops, and commercializes therapies for immunology, neuroscience, and oncology. The stock declined after key setbacks in several of its clinical trials and around the regulatory approval path for its first potential commercial product, exacerbated by growing concerns about its cash-runway and need to raise equity.

↓
Viking Therapeutics, in the health care sector, is a clinical-stage biopharmaceutical company focusing on novel therapies for metabolic and endocrine disorders. Reduced exposure due to lack of near-term catalysts and slightly disappointing clinical data has limited upside momentum with future catalysts further out.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	16.39	4.37	9.81
Class A (with sales charge)	10.00	3.14	9.16
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Growth Index	18.81	8.94	9.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,272,467,949
Holdings Count | $ / shares	85
Advisory Fees Paid, Amount	$ 19,095,313
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,272,467,949
Total Number of Portfolio Holdings	85
Total Management Fee Paid	$19,095,313
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Small Cap Growth Fund
Class Name	Class C
Trading Symbol	SCSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$214	1.99%
[5]
Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of ClearBridge Small Cap Growth Fund returned 15.50%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 18.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Bloom Energy, in the industrials sector, is a provider of alternative energy products including solid oxide fuel cells. The stock surged on enthusiasm for its role as an alternative power source for artificial intelligence (AI) data centers and a strategic agreement with Oracle to power one of its data centers.

↑
Rigetti Computing, in the IT sector, provides exposure to the emerging quantum computing space, supported by a solid balance sheet and leading technical approaches, offering a prudent way to gain access to potential winners in the sector. The stock rose amidst enthusiasm for quantum computing’s potential roadmap and commercialization, along with early contract wins.

↑
Caris Life Sciences, in the health care sector, develops and commercializes solutions to transform healthcare using molecular information, and machine learning algorithms. The company saw its stock rise after reporting strong revenue growth, expanding margins, and raising full-year guidance, supported by solid reimbursement trends.

Top detractors from performance:
↓
Vaxcyte, in the health care sector, is a clinical-stage vaccine innovation company, which develops conjugate and novel protein vaccines to prevent or treat bacterial infectious diseases. The stock price came under pressure following negative clinical trial outcome and lack of near-term catalysts.

↓
Biohaven, in the health care sector, discovers, develops, and commercializes therapies for immunology, neuroscience, and oncology. The stock declined after key setbacks in several of its clinical trials and around the regulatory approval path for its first potential commercial product, exacerbated by growing concerns about its cash-runway and need to raise equity.

↓
Viking Therapeutics, in the health care sector, is a clinical-stage biopharmaceutical company focusing on novel therapies for metabolic and endocrine disorders. Reduced exposure due to lack of near-term catalysts and slightly disappointing clinical data has limited upside momentum with future catalysts further out.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	15.50	3.58	9.01
Class C (with sales charge)	14.50	3.58	9.01
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Growth Index	18.81	8.94	9.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,272,467,949
Holdings Count | $ / shares	85
Advisory Fees Paid, Amount	$ 19,095,313
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,272,467,949
Total Number of Portfolio Holdings	85
Total Management Fee Paid	$19,095,313
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	ClearBridge Small Cap Growth Fund
Class Name	Class FI
Trading Symbol	LMPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$133	1.23%
[7]
Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class FI shares of ClearBridge Small Cap Growth Fund returned 16.36%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 18.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Bloom Energy, in the industrials sector, is a provider of alternative energy products including solid oxide fuel cells. The stock surged on enthusiasm for its role as an alternative power source for artificial intelligence (AI) data centers and a strategic agreement with Oracle to power one of its data centers.

↑
Rigetti Computing, in the IT sector, provides exposure to the emerging quantum computing space, supported by a solid balance sheet and leading technical approaches, offering a prudent way to gain access to potential winners in the sector. The stock rose amidst enthusiasm for quantum computing’s potential roadmap and commercialization, along with early contract wins.

↑
Caris Life Sciences, in the health care sector, develops and commercializes solutions to transform healthcare using molecular information, and machine learning algorithms. The company saw its stock rise after reporting strong revenue growth, expanding margins, and raising full-year guidance, supported by solid reimbursement trends.

Top detractors from performance:
↓
Vaxcyte, in the health care sector, is a clinical-stage vaccine innovation company, which develops conjugate and novel protein vaccines to prevent or treat bacterial infectious diseases. The stock price came under pressure following negative clinical trial outcome and lack of near-term catalysts.

↓
Biohaven, in the health care sector, discovers, develops, and commercializes therapies for immunology, neuroscience, and oncology. The stock declined after key setbacks in several of its clinical trials and around the regulatory approval path for its first potential commercial product, exacerbated by growing concerns about its cash-runway and need to raise equity.

↓
Viking Therapeutics, in the health care sector, is a clinical-stage biopharmaceutical company focusing on novel therapies for metabolic and endocrine disorders. Reduced exposure due to lack of near-term catalysts and slightly disappointing clinical data has limited upside momentum with future catalysts further out.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class FI	16.36	4.33	9.80
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Growth Index	18.81	8.94	9.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,272,467,949
Holdings Count | $ / shares	85
Advisory Fees Paid, Amount	$ 19,095,313
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,272,467,949
Total Number of Portfolio Holdings	85
Total Management Fee Paid	$19,095,313
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Small Cap Growth Fund
Class Name	Class R
Trading Symbol	LMPOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$159	1.47%
[9]
Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of ClearBridge Small Cap Growth Fund returned 16.08%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 18.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Bloom Energy, in the industrials sector, is a provider of alternative energy products including solid oxide fuel cells. The stock surged on enthusiasm for its role as an alternative power source for artificial intelligence (AI) data centers and a strategic agreement with Oracle to power one of its data centers.

↑
Rigetti Computing, in the IT sector, provides exposure to the emerging quantum computing space, supported by a solid balance sheet and leading technical approaches, offering a prudent way to gain access to potential winners in the sector. The stock rose amidst enthusiasm for quantum computing’s potential roadmap and commercialization, along with early contract wins.

↑
Caris Life Sciences, in the health care sector, develops and commercializes solutions to transform healthcare using molecular information, and machine learning algorithms. The company saw its stock rise after reporting strong revenue growth, expanding margins, and raising full-year guidance, supported by solid reimbursement trends.

Top detractors from performance:
↓
Vaxcyte, in the health care sector, is a clinical-stage vaccine innovation company, which develops conjugate and novel protein vaccines to prevent or treat bacterial infectious diseases. The stock price came under pressure following negative clinical trial outcome and lack of near-term catalysts.

↓
Biohaven, in the health care sector, discovers, develops, and commercializes therapies for immunology, neuroscience, and oncology. The stock declined after key setbacks in several of its clinical trials and around the regulatory approval path for its first potential commercial product, exacerbated by growing concerns about its cash-runway and need to raise equity.

↓
Viking Therapeutics, in the health care sector, is a clinical-stage biopharmaceutical company focusing on novel therapies for metabolic and endocrine disorders. Reduced exposure due to lack of near-term catalysts and slightly disappointing clinical data has limited upside momentum with future catalysts further out.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	16.08	4.06	9.50
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Growth Index	18.81	8.94	9.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,272,467,949
Holdings Count | $ / shares	85
Advisory Fees Paid, Amount	$ 19,095,313
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,272,467,949
Total Number of Portfolio Holdings	85
Total Management Fee Paid	$19,095,313
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Small Cap Growth Fund
Class Name	Class I
Trading Symbol	SBPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$98	0.90%
[11]
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class I shares of ClearBridge Small Cap Growth Fund returned 16.75%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 18.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Bloom Energy, in the industrials sector, is a provider of alternative energy products including solid oxide fuel cells. The stock surged on enthusiasm for its role as an alternative power source for artificial intelligence (AI) data centers and a strategic agreement with Oracle to power one of its data centers.

↑
Rigetti Computing, in the IT sector, provides exposure to the emerging quantum computing space, supported by a solid balance sheet and leading technical approaches, offering a prudent way to gain access to potential winners in the sector. The stock rose amidst enthusiasm for quantum computing’s potential roadmap and commercialization, along with early contract wins.

↑
Caris Life Sciences, in the health care sector, develops and commercializes solutions to transform healthcare using molecular information, and machine learning algorithms. The company saw its stock rise after reporting strong revenue growth, expanding margins, and raising full-year guidance, supported by solid reimbursement trends.

Top detractors from performance:
↓
Vaxcyte, in the health care sector, is a clinical-stage vaccine innovation company, which develops conjugate and novel protein vaccines to prevent or treat bacterial infectious diseases. The stock price came under pressure following negative clinical trial outcome and lack of near-term catalysts.

↓
Biohaven, in the health care sector, discovers, develops, and commercializes therapies for immunology, neuroscience, and oncology. The stock declined after key setbacks in several of its clinical trials and around the regulatory approval path for its first potential commercial product, exacerbated by growing concerns about its cash-runway and need to raise equity.

↓
Viking Therapeutics, in the health care sector, is a clinical-stage biopharmaceutical company focusing on novel therapies for metabolic and endocrine disorders. Reduced exposure due to lack of near-term catalysts and slightly disappointing clinical data has limited upside momentum with future catalysts further out.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class I	16.75	4.66	10.13
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Growth Index	18.81	8.94	9.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,272,467,949
Holdings Count | $ / shares	85
Advisory Fees Paid, Amount	$ 19,095,313
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,272,467,949
Total Number of Portfolio Holdings	85
Total Management Fee Paid	$19,095,313
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Small Cap Growth Fund
Class Name	Class IS
Trading Symbol	LMOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$85	0.78%
[13]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class IS shares of ClearBridge Small Cap Growth Fund returned 16.88%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 18.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
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Bloom Energy, in the industrials sector, is a provider of alternative energy products including solid oxide fuel cells. The stock surged on enthusiasm for its role as an alternative power source for artificial intelligence (AI) data centers and a strategic agreement with Oracle to power one of its data centers.

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Rigetti Computing, in the IT sector, provides exposure to the emerging quantum computing space, supported by a solid balance sheet and leading technical approaches, offering a prudent way to gain access to potential winners in the sector. The stock rose amidst enthusiasm for quantum computing’s potential roadmap and commercialization, along with early contract wins.

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Caris Life Sciences, in the health care sector, develops and commercializes solutions to transform healthcare using molecular information, and machine learning algorithms. The company saw its stock rise after reporting strong revenue growth, expanding margins, and raising full-year guidance, supported by solid reimbursement trends.

Top detractors from performance:
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Vaxcyte, in the health care sector, is a clinical-stage vaccine innovation company, which develops conjugate and novel protein vaccines to prevent or treat bacterial infectious diseases. The stock price came under pressure following negative clinical trial outcome and lack of near-term catalysts.

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Biohaven, in the health care sector, discovers, develops, and commercializes therapies for immunology, neuroscience, and oncology. The stock declined after key setbacks in several of its clinical trials and around the regulatory approval path for its first potential commercial product, exacerbated by growing concerns about its cash-runway and need to raise equity.

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Viking Therapeutics, in the health care sector, is a clinical-stage biopharmaceutical company focusing on novel therapies for metabolic and endocrine disorders. Reduced exposure due to lack of near-term catalysts and slightly disappointing clinical data has limited upside momentum with future catalysts further out.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class IS	16.88	4.79	10.27
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Growth Index	18.81	8.94	9.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,272,467,949
Holdings Count | $ / shares	85
Advisory Fees Paid, Amount	$ 19,095,313
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,272,467,949
Total Number of Portfolio Holdings	85
Total Management Fee Paid	$19,095,313
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[14]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

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*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

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*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.